UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21897

Manager Directed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Scott M. Ostrowski, President
Manager Directed Portfolios
c/o U.S. Bank Global Fund Services
811 East Wisconsin Avenue, 8th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 287-3101
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2023

Date of reporting period:  December 31, 2022

Item 1. Reports to Stockholders.

(a)

Vert Global Sustainable Real Estate Fund

Semi-Annual Report
December 31, 2022

Vert Global Sustainable Real Estate Fund

Table of Contents

Sector & Country Allocations	3
Schedule of Investments	4
Statement of Assets and Liabilities	10
Statement of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	13
Notes to Financial Statements	14
Expense Example	24
Statement Regarding Liquidity Risk Management Program	26
Approval of the Investment Advisory Agreement and Sub-Advisory Agreement	27
Notice to Shareholders	31
Privacy Notice	32

Vert Global Sustainable Real Estate Fund

SECTOR ALLOCATION OF PORTFOLIO ASSETS
at December 31, 2022 (Unaudited)

COUNTRY ALLOCATION OF PORTFOLIO ASSETS
at December 31, 2022 (Unaudited)

United States	64.3%
Japan	9.6%
Australia	8.3%
United Kingdom	5.0%
Singapore	3.4%
France	3.0%
Canada	1.1%
Belgium	0.8%
South Africa	0.6%
Spain	0.6%
New Zealand	0.5%
Mexico	0.4%
Netherlands	0.2%
Guernsey	0.0%[1]
Italy	0.0%[1]
Short-Term Investments and Other	2.2%

Percentages represent market value as a percentage of net assets.
[1]	Rounds to zero.

Vert Global Sustainable Real Estate Fund

SCHEDULE OF INVESTMENTS
at December 31, 2022 (Unaudited)

	Number of
REITS – 97.8%	Shares	Value

Diversified REITs – 9.2%
Activia Properties, Inc.	171	$536,064
Alexander & Baldwin, Inc.	15,505	290,409
American Assets Trust, Inc.	13,812	366,018
Charter Hall Long Wale REIT	116,084	348,034
Cofinimmo SA	6,795	608,501
Covivio	12,186	723,341
CROMWELL EU REIT	46,919	75,377
Daiwa House REIT Investment Corp.	507	1,130,437
Dream Impact Trust (a)	8,300	24,704
Empire State Realty Trust, Inc.	26,479	178,468
Global One Real Estate Investment Corp.	146	119,939
Gecina SA	10,421	1,061,688
Goodman Property Trust	280,850	360,291
GPT Group	439,898	1,254,596
Growthpoint Properties Ltd.	891,288	762,706
Growthpoint Properties Australia Ltd.	57,094	115,124
Hulic Reit, Inc.	252	313,865
Icade SA	8,522	367,559
Land Securities Group PLC	159,557	1,192,082
Lar Espana Real Estate Socimi SA	9,669	43,729
Merlin Properties Socimi SA	36,930	346,362
Mirvac Group	932,502	1,349,073
Nomura Real Estate Master Fund, Inc.	968	1,199,248
Picton Property Income Ltd	16,471	15,910
Premier Investment Corp.	363	378,962
Redefine Properties Ltd.	1,347,461	335,462
Schroder Real Estate Investment Trust Ltd.	92,182	47,013
Sekisui House Reit, Inc.	883	500,790
Stockland	570,548	1,405,181
Suntec Real Estate Investment Trust	617,900	636,475
		16,087,408

Health Care REITs – 8.4%
Aedifica SA	9,283	755,337
Healthpeak Properties, Inc.	122,850	3,079,849

The accompanying notes are an integral part of these financial statements.

Vert Global Sustainable Real Estate Fund

SCHEDULE OF INVESTMENTS (Continued)
at December 31, 2022 (Unaudited)

	Number of
REITS – 97.8% (Continued)	Shares	Value

Health Care REITs – 8.4% (Continued)
Ventas, Inc.	87,917	$3,960,661
Welltower, Inc.	105,427	6,910,740
		14,706,587

Hotel & Resorts REITs – 2.9%
CapitaLand Ascott Trust	443,300	347,841
DiamondRock Hospitality Co.	51,777	424,054
Hersha Hospitality Trust	5,877	50,072
Hoshino Resorts REIT, Inc.	55	296,229
Host Hotels & Resorts, Inc. (c)	164,356	2,637,914
Japan Hotel REIT Investment Corp.	1,009	593,397
Mori Trust Hotel Reit, Inc.	56	57,556
RLJ Lodging Trust	31,095	329,296
Sunstone Hotel Investors, Inc.	45,658	441,056
		5,177,415

Industrial REITs – 16.4%
Advance Logistics (a)	100	110,041
Americold Realty Trust, Inc.	61,079	1,729,146
Ascendas Real Estate Investment Trust	811,800	1,662,624
Dream Industrial Real Estate Investment Trust (a)	34,919	301,479
Frasers Logistics & Industrial Trust	621,600	538,203
GLP J-REIT	1,029	1,185,077
Goodman Group	400,164	4,706,078
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	23,232	673,263
Industrial & Infrastructure Fund Investment Corp.	462	533,278
Japan Logistics Fund, Inc.	210	501,020
LaSalle Logiport REIT	388	473,106
Mitsubishi Estate Logistics REIT Investment Corp.	132	423,242
Nippon Prologis REIT, Inc.	517	1,212,146
PLA Administradora Industrial S de RL de CV	210,722	301,920
Prologis Property Mexico SA de CV	109,710	312,637
Prologis, Inc.	73,988	8,340,667
Rexford Industrial Realty, Inc. (c)	43,982	2,403,176
Segro PLC	281,757	2,595,632

The accompanying notes are an integral part of these financial statements.

Vert Global Sustainable Real Estate Fund

SCHEDULE OF INVESTMENTS (Continued)
at December 31, 2022 (Unaudited)

	Number of
REITS – 97.8% (Continued)	Shares	Value

Industrial REITs – 16.4% (Continued)
SOSiLA Logistics REIT, Inc.	136	$141,791
Tritax Big Box REIT PLC	425,854	713,703
		28,858,229

Office REITs – 10.8%
Alexandria Real Estate Equities, Inc.	35,062	5,107,482
Allied Properties Real Estate Investment Trust (a)	14,600	276,041
Boston Properties, Inc. (c)	33,293	2,249,941
Brandywine Realty Trust	30,800	189,420
Cromwell Property Group	306,669	139,709
Derwent London PLC	22,033	630,615
Dexus	247,443	1,299,093
Dream Office Real Estate Investment Trust (a)	5,300	58,480
Franklin Street Properties Corp.	18,517	50,551
Great Portland Estates PLC	51,702	308,143
Hudson Pacific Properties, Inc.	36,360	353,783
Inmobiliaria Colonial Socimi SA	95,523	614,425
Japan Excellent, Inc.	286	284,801
Japan Real Estate Investment Corp.	305	1,339,650
JBG SMITH Properties (c)	19,557	371,192
Kilroy Realty Corp.	22,083	853,950
Manulife US Real Estate Investment Trust	363,209	109,003
Nippon Building Fund, Inc.	380	1,699,288
NSI NV	4,548	113,190
Orix JREIT, Inc.	667	946,241
Paramount Group, Inc.	47,549	282,441
Precinct Properties New Zealand Ltd.	299,372	240,470
SL Green Realty Corp. (c)	12,216	411,924
Societe de la Tour Eiffel	402	9,018
Vornado Realty Trust	40,471	842,202
Workspace Group PLC	30,127	161,933
		18,942,986

Residential REITs – 14.7%
Advance Residence Investment Corp.	285	734,993
AvalonBay Communities, Inc.	32,868	5,308,839
Civatis Social Housing	8,854	6,754

The accompanying notes are an integral part of these financial statements.

Vert Global Sustainable Real Estate Fund

SCHEDULE OF INVESTMENTS (Continued)
at December 31, 2022 (Unaudited)

	Number of
REITS – 97.8% (Continued)	Shares	Value

Residential REITs – 14.7% (Continued)
Comforia Residential REIT, Inc.	122	$274,853
Equity LifeStyle Properties, Inc.	41,204	2,661,779
Equity Residential (c)	83,667	4,936,353
Essex Property Trust, Inc.	14,822	3,141,078
Home Reit PLC	255,956	117,742
Killam Apartment Real Estate Investment Trust (a)	4,342	51,982
Minto Apartment Real Estate Investment Trust (a)	3,700	38,394
Nippon Accommodations Fund, Inc.	122	559,716
Sun Communities, Inc.	28,437	4,066,491
UDR, Inc. (c)	74,558	2,887,631
UMH Properties, Inc.	12,547	202,007
UNITE Group PLC	74,627	818,714
		25,807,326

Retail REITs – 17.3%
Altarea SCA	865	116,696
British Land Comany PLC	211,142	1,002,457
Capital & Counties Properties PLC	150,610	193,916
CapitaLand Mall Trust	1,309,412	1,997,131
Carmila SA	14,983	213,932
Charter Hall Retail REIT	130,391	336,770
Choice Properties Real Estate Investment Trust (a)	34,234	373,186
Eurocommercial Properties NV	7,236	175,301
Federal Realty OP LP	17,263	1,744,254
First Capital Real Estate Investment Trust (a)	26,625	330,551
Frasers Centrepoint Trust	218,800	343,210
Hammerson PLC	1,062,519	305,720
Immobiliare Grande Distribuzione S.P.A.	5,974	19,920
Japan Retail Fund Investment Corp.	1,612	1,282,369
Kimco Realty Corp. (c)	142,735	3,023,127
Kiwi Property Group Ltd.	358,910	207,897
Klepierre SA	49,997	1,153,958
Lendlease Global Commercial REIT	531,926	279,950
Macerich Co.	40,799	459,397
Mercialys SA	18,512	193,688
Regency Centers Corp.	35,735	2,233,437

The accompanying notes are an integral part of these financial statements.

Vert Global Sustainable Real Estate Fund

SCHEDULE OF INVESTMENTS (Continued)
at December 31, 2022 (Unaudited)

	Number of
REITS – 97.8% (Continued)	Shares	Value

Retail REITs – 17.3% (Continued)
RioCan Real Estate Investment Trust	34,413	$537,036
Scentre Group	1,174,495	2,286,229
Shaftesbury PLC	41,092	182,835
Simon Property Group, Inc.	73,074	8,584,734
Unibail-Rodamco-Westfield (a)	27,503	1,437,747
Vastned Retail NV	2,359	53,408
Vicinity Centres	895,103	1,208,658
Wereldhave Belgium NPV	447	23,484
Wereldhave NV	6,927	92,747
		30,393,745

Specialized REITs – 18.1%
American Tower Corp.	39,239	8,313,175
Big Yellow Group PLC	44,723	619,477
Charter Hall Social Infrastructure REIT	85,792	197,974
Digital Realty Trust, Inc. (c)	64,665	6,483,959
Equinix, Inc.	12,970	8,495,739
Extra Space Storage, Inc. (c)	29,298	4,312,080
Iron Mountain, Inc.	65,669	3,273,600
		31,696,004
TOTAL REITS
(Cost $188,542,388)		171,669,700

The accompanying notes are an integral part of these financial statements.

Vert Global Sustainable Real Estate Fund

SCHEDULE OF INVESTMENTS (Continued)
at December 31, 2022 (Unaudited)

	Number of
SHORT-TERM INVESTMENTS – 3.7%	Shares	Value

MONEY MARKET FUND – 3.7%
STIT – Government & Agency Portfolio 4.22% (b)	6,472,340	$6,472,340
TOTAL SHORT-TERM INVESTMENTS
(Cost $6,472,340)		6,472,340

INVESTMENTS PURCHASED WITH
PROCEEDS FROM SECURITIES LENDING – 2.1%
Mount Vernon Liquid Assets Portfolio, 4.49% (b)	3,652,456	3,652,456

TOTAL INVESTMENTS PURCHASED WITH
PROCEEDS FROM SECURITIES LENDING
(Cost $3,652,456)		3,652,456
TOTAL INVESTMENTS
(Cost $198,667,184) – 103.6%		181,794,496
Liabilities in Excess of Other Assets – (3.6)%		(6,250,477)
TOTAL NET ASSETS – 100.00%		$175,544,019

PLC – Public Limited Company
REIT – Real Estate Investment Trust
NA – Naamloze Vennootschap
SA – Societe Anonyme
CA – Capital Variable
(a)	Non-income producing security.
(b)	The rate shown represents the fund’s 7-day yield as of December 31, 2022.
(c)
This security or a portion of this security was out on loan at December 31, 2022.  As of December 31, 2022, the total value of loaned securities was $3,555,574 or 2.0% of net assets.  The remaining contractual maturity of all the securities lending transactions, is overnight and continuous.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

Vert Global Sustainable Real Estate Fund

STATEMENT OF ASSETS AND LIABILITIES
at December 31, 2022 (Unaudited)

Assets:
Investments, at value* (cost of $198,667,184)	$181,794,496
Foreign currencies, at value (cost $835,098)	839,317
Receivables:
Fund shares sold	1,608,372
Dividends and interest	1,049,852
Return of Capital	2,444
Securities Lending Receivable	1,157
Prepaid expenses	38,254
Total assets	185,333,982

Liabilities:
Payables:
Upon return of securities loaned	3,652,456
Securities purchased	5,983,418
Fund shares redeemed	47,572
Advisory fee	42,905
Administration and fund accounting fees	26,973
Reports to shareholders	4,713
Custody fees	8,763
Transfer agent fees and expenses	13,200
Other accrued expenses	9,873
Total liabilities	9,789,873

Net assets	$175,544,019

Net assets consist of:
Paid in capital	$196,552,736
Total accumulated deficit	(21,008,717)
Net assets	$175,544,019

Institutional Shares:
Net assets applicable to outstanding Institutional Shares	$175,544,019
Shares issued (Unlimited number of beneficial
interest authorized, $0.01 par value)	19,630,953
Net asset value, offering price and redemption price per share	$8.94

* Value of securities on loan	$3,555,574

The accompanying notes are an integral part of these financial statements.

Vert Global Sustainable Real Estate Fund

STATEMENT OF OPERATIONS
For the Period Ended December 31, 2022 (Unaudited)

Investment income:
Dividends (net of foreign taxes withheld of $95,881)	$3,116,087
Interest	21,574
Securities Lending	1,249
Total investment income	3,138,910

Expenses:
Investment advisory fees (Note 4)	341,553
Administration and fund accounting fees (Note 4)	84,531
Transfer agent fees and expenses	35,462
Custody fees	27,620
Federal and state registration fees	16,468
Legal fees	8,556
Trustees’ fees and expenses	8,297
Compliance expense	8,036
Audit fees	7,553
Reports to shareholders	3,128
Other	5,483
Total expenses before reimbursement from advisor	546,687
Expense reimbursement from advisor (Note 4)	(119,746)
Net expenses	426,941
Net investment income	2,711,969

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on transactions from:
Investments	(5,607,637)
Foreign currency related transactions	(28,539)
Long-term capital gain distributions from
regulated investment companies	581
Net change in unrealized gain (loss) on:
Investments	(6,832,704)
Foreign currency related translations	11,418
Net realized and unrealized loss on investments	(12,456,881)
Net decrease in net assets resulting from operations	$(9,744,912)

The accompanying notes are an integral part of these financial statements.

Vert Global Sustainable Real Estate Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2022	Year Ended
	(Unaudited)	June 30, 2022
Operations:
Net investment income	$2,711,969	$2,879,710
Net realized gain (loss) on investments	(5,635,595)	2,644,955
Net change in unrealized
depreciation on investments	(6,821,286)	(29,566,300)
Net decrease in net assets
resulting from operations	(9,744,912)	(24,041,635)

Distributions:
Distributed earnings	(2,751,991)	(5,921,436)
Total distributions	(2,751,991)	(5,921,436)

Capital Share Transactions:
Proceeds from shares sold
Institutional shares	50,388,003	86,306,124
Proceeds from shares issued to holders
in reinvestment of dividends
Institutional shares	2,714,419	5,915,514
Cost of shares redeemed
Institutional shares	(24,417,939)	(28,825,021)
Net increase in net assets from
capital share transactions	28,684,483	63,396,617
Total increase in net assets	16,187,580	33,433,546
Net Assets:
Beginning of period	159,356,439	125,922,893
End of period	$175,544,019	$159,356,439
Changes in Shares Outstanding:
Shares sold
Institutional shares	5,463,256	7,551,339
Proceeds from shares issued to holders
in reinvestment of dividends
Institutional shares	292,187	505,168
Shares redeemed
Institutional shares	(2,688,693)	(2,543,307)
Net increase in shares outstanding	3,066,750	5,513,200

The accompanying notes are an integral part of these financial statements.

Vert Global Sustainable Real Estate Fund

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

Institutional Shares

	Six Months
	Ended		Year	Year	Year	Year
	December 31,		Ended	Ended	Ended	Ended
	2022		June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2022	2021	2020	2019
Net Asset Value –
Beginning of Period	$9.62		$11.39	$8.59	$10.45	$10.13

Income from
Investment Operations:
Net investment income[1]	0.14		0.21	0.19	0.32	0.28
Net realized and unrealized
gain (loss) on investments	(0.68)		(1.55)	2.76	(1.84)	0.38
Total from investment operations	(0.54)		(1.34)	2.95	(1.52)	0.66

Less Distributions:
Dividends from net
investment income	(0.04)		(0.26)	(0.15)	(0.34)	(0.33)
Distributions from net realized gains	(0.10)		(0.17)	—	—	(0.01)
Total distributions	(0.14)		(0.43)	(0.15)	(0.34)	(0.34)
Redemption Fees	—		—	—	— [2]	— [2]

Net Asset Value – End of Period	$8.94		$9.62	$11.39	$8.59	$10.45

Total Return	(5.63	)%^	(12.41)%	34.72%	(15.14)%	6.64%

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$175,544		$159,356	$125,923	$50,637	$24,184
Ratio of operating expenses
to average net assets:
Before reimbursements	0.64	%+	0.67%	0.80%	1.12%	1.92%
After reimbursements	0.50	%+	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income
to average net assets:
Before reimbursements	3.04	%+	1.64%	1.66%	2.64%	1.36%
After reimbursements	3.18	%+	1.80%	1.96%	3.26%	2.78%
Portfolio turnover rate	10	%^	11%	19%	18%	10%

+	Annualized
^	Not Annualized
[1]	The net investment income per share was calculated using the average shares outstanding method.
[2]	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

Vert Global Sustainable Real Estate Fund

NOTES TO FINANCIAL STATEMENTS
at December 31, 2022 (Unaudited)

NOTE 1 – ORGANIZATION

The Vert Global Sustainable Real Estate Fund (the “Fund”) is a series of Manager Directed Portfolios (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Delaware statutory trust on April 4, 2006. The Fund is an open-end investment management company and is a diversified series of the Trust. The Fund commenced operations on October 31, 2017 and currently only offers Institutional Shares. Vert Asset Management, LLC (the “Advisor”) serves as the investment advisor to the Fund. Dimensional Fund Advisors LP (the “Sub-Advisor”) serves as the sub-advisor to the Fund. The investment objective of the Fund is to seek long term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.

B.
Federal Income Taxes:  It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken or expected to be taken on a tax return. The tax returns for the Fund for the prior three fiscal years are open for examination. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Delaware.

C.
Securities Transactions, Income and Distributions:  Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Income on REITs may be reclassified to realized gains or as an adjustment to cost in order to correctly recognize the true character of the distributions received by the Fund. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Vert Global Sustainable Real Estate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at December 31, 2022 (Unaudited)

The Fund distributes substantially all of its net investment income, if any, quarterly, and net realized capital gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.

The Fund is charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to a Fund are typically allocated among the funds in the Trust proportionately based on allocation methods approved by the Board of Trustees (the “Board”). Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

D.
Use of Estimates:  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts:  GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

F.
Foreign Currency:  Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from fluctuations resulting from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain/loss on investments. Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in accounting standards, and other factors.

G.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of December 31, 2022, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements and has concluded that no additional disclosures are necessary.

Vert Global Sustainable Real Estate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at December 31, 2022 (Unaudited)

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the fiscal period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.

Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 –
Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities:  Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its net asset value (“NAV”) because most foreign markets close well before such time. The

Vert Global Sustainable Real Estate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at December 31, 2022 (Unaudited)

earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by an event (a “Significant Event”) occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector, or even occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts, or significant government actions.

Registered Investment Companies:  Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Short-Term Debt Securities:  Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

In the absence of prices from a pricing service or in the event that market quotations are not readily available, fair value will be determined under the Fund’s valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has established procedures for its fair valuation of the Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The Fund uses ICE Data Services (“ICE”) as a third party fair valuation vendor. ICE provides a fair value for foreign securities in the Fund based on certain factors and methodologies applied by ICE

Vert Global Sustainable Real Estate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at December 31, 2022 (Unaudited)

in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Valuation Committee. The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price a foreign security may result in a value that is different from the foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally classified in Level 2 of the fair valuation hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2022:

	Level 1	Level 2	Level 3	Total
REITs
Diversified REITs	$1,681,944	$14,405,464	$—	$16,087,408
Health Care REITs	13,951,250	755,337	—	14,706,587
Hotel & Resort REITs	3,882,392	1,295,023	—	5,177,415
Industrial REITs	14,062,288	14,795,941	—	28,858,229
Office REITs	11,322,530	7,620,456	—	18,942,986
Residential REITs	23,419,050	2,388,276	—	25,807,326
Retail REITs	17,858,686	12,535,059	—	30,393,745
Specialized REITs	30,878,553	817,451	—	31,696,004
Total REITs	117,056,693	54,613,007	—	171,669,700
Short-Term Investments	6,472,340	—	—	6,472,340
Investments Purchased with
Proceeds from
Securities Lending	3,652,456	—	—	3,652,456
Total Investments in Securities	$127,181,489	$54,613,007	$—	$181,794,496

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended December 31, 2022, the Advisor provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at an annual rate of 0.40% of the average daily net assets of the Fund. For the six months ended December 31, 2022, the Fund incurred $341,553 in advisory fees. The Advisor has hired Dimensional Fund Advisors LP as a sub-advisor to the Fund. The Advisor pays the Sub-Advisor fee for the Fund from its own assets and these fees are not an additional expense of the Fund.

Vert Global Sustainable Real Estate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at December 31, 2022 (Unaudited)

The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that the net annual operating expenses [excluding Rule 12b-1 plan fees, shareholder servicing plan fees, any front-end or contingent deferred loads, acquired fund fees and expenses, taxes, leverage, brokerage commissions, interest and extraordinary expenses (collectively, “Excludable Expenses”)] do not exceed the following amount of the average daily net assets for the Institutional Shares:

Institutional Shares	0.50%

For the six months ended December 31, 2022, the Advisor reduced its fees and absorbed Fund expenses in the amount of $119,746 for the Fund. The waivers and reimbursements will remain in effect through at least October 31, 2025, unless terminated sooner by, or with the consent of, the Board.

The Advisor may request recoupment of previously waived fees and paid expenses in any subsequent month in the three-year period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

6/30/2023	6/30/2024	6/30/2025	12/31/2025	Total
$242,089	$264,650	$266,114	$119,746	$892,599

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. Fund Services also serves as the fund accountant and transfer agent to the Fund. Vigilant Compliance, LLC serves as the Chief Compliance Officer to the Fund. U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian. For the six months ended December 31, 2022, the Fund incurred the following expenses for administration, fund accounting, transfer agency and custody fees:

Administration & fund accounting	$84,531
Custody	$27,620
Transfer agency	$35,462

Vert Global Sustainable Real Estate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at December 31, 2022 (Unaudited)

At December 31, 2022, the Fund had payables due to Fund Services for administration, fund accounting and transfer agency fees and to U.S. Bank N.A. for custody fees in the following amounts:

Administration & fund accounting	$26,973
Custody	$8,763
Transfer agency	$13,200

Quasar Distributors, LLC (the “Distributor”) acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. On July 7, 2021, Foreside Financial Group, LLC (“Foreside”), the parent company of Quasar Distributors, LLC (“Quasar”), the Fund's distributor, announced that it had entered into a definitive purchase and sale agreement with Genstar Capital (“Genstar”) such that Genstar would acquire a majority stake in Foreside. The transaction closed at the end of the third quarter of 2021. Quasar will remain the Fund's distributor.Certain officers of the Fund are employees of the Administrator and are not paid any fees by the Fund for serving in such capacities.

Certain officers of the Fund are employees of the Administrator and are not paid any fees by the Fund for serving in such capacities.

NOTE 5 – SECURITIES TRANSACTIONS

For the six months ended December 31, 2022, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

Purchases	Sales
$42,829,380	$16,437,977

There were no purchases or sales of long-term U.S. Government securities.

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of June 30, 2022, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(a)	$169,772,425
Gross unrealized appreciation	11,327,205
Gross unrealized depreciation	(22,582,577)
Net unrealized depreciation	(11,255,372)
Undistributed ordinary income	1,020,466
Undistributed long-term capital gain	1,731,351
Total distributable earnings	2,751,817
Other accumulated gains/(losses)	(8,259)
Total accumulated earnings/(losses)	$(8,511,814)

(a)	The difference between the book basis and tax basis net unrealized appreciation and cost is attributable primarily to wash sales and passive foreign investment companies.

Vert Global Sustainable Real Estate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at December 31, 2022 (Unaudited)

As of June 30, 2022, the Fund had no long-term or short-term tax basis capital losses to offset future capital gains.

The tax character of distributions paid during the fiscal year ended June 30, 2022, and the fiscal year ended June 30, 2021, was as follows:

	Year Ended	Year Ended
	June 30, 2022	June 30, 2021
Ordinary income	$3,685,700	$1,277,948
Long-term capital gains	2,235,736	—
	$5,921,436	$1,277,948

NOTE 7 – SECURITIES LENDING

The Fund participates in securities lending arrangements whereby it lends certain of its portfolio securities to brokers, dealers and financial institutions (not with individuals) in order to receive additional income and increase the rate of return of its portfolio.  U.S. Bank, N.A. serves as the Fund’s securities lending agent.

U.S. Bank, N.A. oversees the securities lending process, which includes the screening, selection and ongoing review of borrowers, monitoring the availability of securities, negotiating rebates, daily marking to market of loans, monitoring and maintaining cash collateral levels, processing securities movements and reinvesting cash collateral as directed by the Adviser.

The Fund may lend securities pursuant to agreements that require the loans to be secured by collateral consisting of cash, securities of the U.S. Government or it agencies, or any combination of cash and such securities.  At the time of loans, the collateral value should at least be equal to 102% of domestic securities and 105% of foreign securities.  The value of loaned securities will then be marked-to-market daily and the collateral will be continuously secured by collateral equal to 100% of the market value of the loaned securities.  Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Fund exceeds one-third of the value of the Fund’s total assets taken at fair market value.  The Fund will earn interest on the investment of the cash collateral in U.S. Government securities, short-term money market instruments or such other approved vehicle.  However, the Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral.  There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities and even loss of rights in the collateral should the borrower of the securities fail financially.  However, loans are made only to borrowers deemed by the adviser to be of good standing and when, in the judgment of the adviser, the consideration that can be earned currently from such securities loans justifies the attendant risk.  Either party, upon reasonable notice to the other party, may terminate the loan.

As of December 31, 2022, the Fund had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in the Fund’s Schedule of Investments.

Vert Global Sustainable Real Estate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at December 31, 2022 (Unaudited)

The following table presents the securities out on loan for the Fund, and the collateral delivered related to those securities, as of the end of the reporting period.

Securities Lending Transactions

Investments
	Purchased with	Collateral
	Asset Class	Proceeds from	Pledged	Net
Overnight and Continuous	out on Loan	Securities Lending	Counterparty^	Exposure
Vert Global Sustainable
Real Estate Fund	Common Stock	$3,652,456	$3,652,456	$ —

^
As of the end of the reporting period, the value of the collateral pledged from the counterparty exceeded the value of the securities out on loan.  Refer to the Fund’s Schedule of Investments for details on the securities out on loan.

NOTE 8 – PRINCIPAL RISKS

Below are summaries of some, but not all, of the principal risks of investing in the Fund, each of which could adversely affect the Fund’s NAV, market price, yield, and total return. Further information about investment risks is available in the Fund’s prospectus and Statement of Additional Information.

General Market Risk; Recent Market Events:  The value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally. Certain investments selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The value of the Fund’s investments may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.

U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including the impact of the coronavirus (COVID-19) global pandemic, which has resulted in a public health crisis, business interruptions, growth concerns in the U.S. and overseas, layoffs, rising unemployment claims, changed travel and social behaviors and reduced consumer spending. The effects of COVID-19 may lead to a substantial economic downturn or recession in the U.S. and global economies, the recovery from which is uncertain and may last for an extended period of time.

Equity Market Risk: Equity securities are susceptible to general stock market fluctuations due to economic, market, political and issuer-specific considerations and to potential volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

Foreign Securities and Currency Risk:  Foreign securities are subject to risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Those risks are increased for

Vert Global Sustainable Real Estate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at December 31, 2022 (Unaudited)

investments in emerging markets. Securities that are denominated in foreign currencies are subject to further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks. Income earned on foreign securities may be subject to foreign withholding taxes.

Management Risk:  The ability of the Fund to meet its investment objective is directly related to the Advisor’s and Sub-Advisor’s management of the Fund. The value of your investment in the Fund may vary with the effectiveness of the Advisor’s research, analysis and asset allocation among portfolio securities. If the investment strategies do not produce the expected results, the value of your investment could be diminished or even lost entirely.

Real Estate Investment Risk: The risks related to investments in real estate securities include, but are not limited to, adverse changes in general economic and local market conditions; adverse developments in employment; changes in supply or demand for similar or competing properties; unfavorable changes in applicable taxes, governmental regulations, or interest rates; operating or developmental expenses and lack of available financing.

REIT Risk:  A REIT’s share price may decline because of adverse developments affecting the real estate industry, including changes in interest rates. The returns from REITs may trail returns from the overall market. The Fund’s investments in REITs may be subject to special tax rules, or a particular REIT may fail to qualify for the favorable federal income tax treatment applicable to REITs, the effect of which may have adverse tax consequences for the Fund and shareholders.

Real Estate-Related Securities Concentration Risk:  The Fund could lose money due to the performance of real estate-related securities even if securities markets generally are experiencing positive results.

NOTE 9 – GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 10 – CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2022, Charles Schwab & Co., Inc. held 43% of the outstanding Institutional Shares of the Fund and TD Ameritrade, Inc. held 27% of the outstanding Institutional Shares of the Fund. The Fund has no knowledge as to whether all of any of the shares owned of record by Charles Schwab & Co. are also beneficially owned.

Vert Global Sustainable Real Estate Fund

EXPENSE EXAMPLE
December 31, 2022 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) and redemption fees, if applicable; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from July 1, 2022 to December 31, 2022 for the Institutional Shares.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Vert Global Sustainable Real Estate Fund

EXPENSE EXAMPLE (Continued)
December 31, 2022 (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	7/1/22	12/31/22	7/1/22-12/31/22
Actual
Institutional Shares	$1,000.00	$ 943.70	$2.45

Hypothetical (5% return
before expenses)
Institutional Shares	$1,000.00	$1,022.68	$2.55

(1)	Expenses are equal to the Institutional Shares’ annualized expense ratio of 0.50% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the period).

Vert Global Sustainable Real Estate Fund

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended, the Fund, a series of Manager Directed Portfolios (the “Trust”), has adopted and implemented a liquidity risk management program tailored specifically to the Fund (the “Program”). The Program seeks to promote effective liquidity risk management for the Fund and to protect Fund shareholders from dilution of their interests. The Board has designated the Fund’s investment adviser to serve as the administrator of the Program (the “Program Administrator”). Personnel of the Fund’s investment adviser conduct the day-to-day operation of the Program pursuant to policies and procedures administered by the Program Administrator. The Program Administrator is required to provide a written annual report to the Board and the chief compliance officer of the Trust regarding the adequacy and effectiveness of the Program and any material changes to the Program.

Under the Program, the Program Administrator manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. The Program Administrator’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

On November 18, 2022, the Board reviewed the Program Administrator’s assessment of the operation and effectiveness of the Program for the period July 1, 2021 through June 30, 2022 (the “Report”). The Report noted that the Fund’s portfolio is expected to continue to primarily hold highly liquid investments and the determination that the Fund be designated as a “primarily highly liquid fund” (as defined in Rule 22e-4) remains appropriate. The Fund can therefore continue to rely on the exclusion in Rule 22e-4 from the requirements to determine and review a highly liquid investment minimum for the Fund and to adopt policies and procedures for responding to a highly liquid investment minimum shortfall. The Report noted that there were no breaches of the Fund’s restriction on holding illiquid investments exceeding 15% of its net assets during the review period. The Report confirmed that the Fund’s investment strategy was appropriate for an open-end management investment company. The Report also indicated that no material changes had been made to the Program during the review period.

The Program Administrator determined that the Fund is reasonably likely to be able to meet redemption requests without adversely affecting non-redeeming Fund shareholders through significant dilution. The Program Administrator concluded that the during the review period, the Program was adequately designed and effectively operating to monitor the liquidity risk to the Fund, taking into account the size of the Fund, the type of business conducted, and other relevant factors.

Vert Global Sustainable Real Estate Fund

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT
AND SUB-ADVISORY AGREEMENT (Unaudited)

The Board of Trustees (the “Board”) of Manager Directed Portfolios (the “Trust”) met on November 18, 2022 to consider the renewal of (i) the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Vert Global Sustainable Real Estate Fund (the “Fund”), a series of the Trust, and the Fund’s investment adviser, Vert Asset Management, LLC (“Vert”) and (ii) the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between Vert and Dimensional Fund Advisors LP (“DFA”). The Trustees had previously met at a special meeting held on October 18, 2022 to discuss the renewal of the Advisory Agreement and the Sub-Advisory Agreement. Prior to these meetings, the Trustees requested and received materials to assist them in considering the approval of the Advisory Agreement and the Sub-Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including copies of the Advisory Agreement and the Sub-Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing the Board’s fiduciary obligations and factors relevant to the renewal of the Advisory Agreement and the Sub-Advisory Agreement, comparative information relating to the performance of the Fund against the Fund’s peer group and benchmark index, Vert’s and DFA’s Form ADV, due diligence materials provided by Vert and DFA, including information regarding each firm’s compliance program, personnel and financial condition, profitability information, and other pertinent information. The Board also reviewed (i) the advisory fee payable by the Fund under the Advisory Agreement; (ii) the sub-advisory fee payable by Vert to DFA; (iii) the expense limitation agreement between Vert and the Trust, on behalf of the Fund; and (iv) comparative fee and expense information as reported by Morningstar.

The Trustees met with the officers of the Trust and legal counsel to discuss the information provided and also met in executive session with legal counsel to the Independent Trustees to review their duties in considering the Advisory Agreement and Sub-Advisory Agreement and the information provided. The Trustees noted that they had met with representatives from Vert via video conference earlier in the year to discuss Vert’s investment strategy for the Fund, the Fund’s performance, DFA’s performance as subadvisor to the Fund, and various business, market, and marketing updates. The Board also took into account information routinely provided at quarterly meetings throughout the year regarding the quality of services provided by Vert and DFA, the performance of the Fund, brokerage and trading, Fund expenses, asset flows, compliance issues and related matters.

Based on their evaluation of the information provided as part of the October and November meetings, as well as information provided over the course of the year, the Trustees, all of whom are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved the continuation of the Advisory Agreement and the Sub-Advisory Agreement, each for an additional one-year term. Below is a summary of the material factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the Advisory Agreement and Sub-Advisory Agreement.

Vert Global Sustainable Real Estate Fund

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT
AND SUB-ADVISORY AGREEMENT (Unaudited) (Continued)

1.	NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND

The Trustees considered the nature, extent and quality of services provided by Vert and DFA to the Fund. The Board considered the services provided by Vert, including security selection, environmental, social and governance (ESG) and sustainability review, sub-adviser evaluation and oversight, portfolio company engagement, compliance services, shareholder servicing, and Fund marketing. The Board also considered the services provided by DFA, including day-to-day portfolio management, trading, and proxy voting services. The Board considered the Fund’s investment strategy and information regarding Vert’s and DFA’s risk management practices. The Trustees considered that Vert and DFA and their respective personnel were responsible for the day-to-day management of the Fund, noting the qualifications, experience, and responsibilities of Samuel Adams, William Collins-Dean, Jed Fogdall, and Allen Pu, the Fund’s portfolio managers, and other key personnel at Vert and DFA and their service providers involved in the day-to-day activities of the Fund. The Trustees also noted any services that extended beyond portfolio management, including DFA’s brokerage practices. The Trustees also noted the growth of the Fund since inception, due in part to Vert’s marketing efforts. The Trustees considered additional information provided by Vert and DFA in due diligence questionnaires, including information about each firm’s compliance program and the operation of each firm’s business continuity plan. The Trustees concluded that each of Vert and DFA had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and the Sub-Advisory Agreement, respectively, and that the nature, overall quality and extent of services provided to the Fund by each firm were satisfactory.

2.	INVESTMENT PERFORMANCE OF THE FUND

The Trustees discussed the performance of the Fund for the year-to-date, one-year, three-year, and since inception periods ended June 30, 2022. In assessing the quality of the portfolio management services delivered by Vert and DFA, the Trustees considered the short-term and longer-term performance of the Fund on both an absolute basis and in comparison to the Fund’s benchmark index, the S&P Global REIT Index. The Trustees also compared the Fund’s performance to a peer group of global real estate funds (the “Morningstar Peer Group”).

The Trustees noted that the Fund underperformed the S&P Global REIT Index for all time periods reviewed. The Trustees noted that the Fund outperformed the average return of its Morningstar Peer Group for the one-year and three-year periods.  The Board considered that Vert and DFA do not manage any accounts or composites of other separately managed accounts that are similar to the Fund in terms of investment strategy.

After considering all of the information, the Trustees concluded that the Fund and its shareholders were likely to benefit from Vert’s and DFA’s continued management.

Vert Global Sustainable Real Estate Fund

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT
AND SUB-ADVISORY AGREEMENT (Unaudited) (Continued)

3.	ADVISORY FEE, COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER

The Trustees considered the cost of services provided by Vert and Vert’s advisory fee, including a review of comparative fee and expense information. The Trustees considered the net expense ratio of the Fund relative to the Morningstar Peer Group average, as well as the fee waivers and expense reimbursements previously provided by Vert. The Trustees also considered Vert’s and DFA’s financial statements and a profitability analysis prepared by Vert based on the fees payable under the Advisory Agreement.

The Trustees noted that the Fund’s contractual management fee of 0.40% was lower than the Morningstar Peer Group average and was the lowest in the category. The Trustees noted that Vert does not manage any comparable separately managed accounts for fee comparison purposes. The Trustees further noted that the total net expense ratio for the Institutional Shares was lower than the Morningstar Peer Group average. The Board noted that, pursuant to a contractual operating expense limitation agreement between Vert and the Fund, Vert has agreed to waive its management fees and/or reimburse Fund expenses to ensure that total annual fund operating expenses (excluding Rule 12b-1 plan fees, shareholder servicing plan fees and other excludable expenses) do not exceed 0.50% of the Fund’s average daily net assets, through at least October 31, 2025, unless terminated sooner by, or with the consent of, the Board

The Trustees concluded that the Fund’s expenses and the management fees paid to Vert were fair and reasonable in light of the quality of services provided to the Fund. The Trustees concluded that Vert’s level of profitability from its relationship with each Fund was reasonable.

The Trustees then considered the sub-advisory fee paid to DFA by Vert for the services provided as the Fund’s sub-adviser, including Vert’s discussion of the appropriateness of the sub-advisory fee. The Trustees concluded that the sub-advisory fee paid to DFA by Vert was reasonable. The Trustees also noted that the sub-advisory fee is paid by Vert, not the Fund.

4.	EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS

The Trustees considered the structure of the Fund’s management fee with respect to potential economies of scale. The Trustees noted that the Fund’s management fee structure did not contain any breakpoint reductions as the Fund’s assets grow in size but was already set at an extremely low level. The Trustees also considered that Vert has been waiving fees or reimbursing expenses since the Fund’s inception. The Trustees concluded that the current fee structure was reasonable and reflects a sharing of economies of scale between Vert and the Fund at the Fund’s current asset level.

Because the sub-advisory fees payable to DFA is not paid by the Fund, the Trustees did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Fund’s assets increase

Vert Global Sustainable Real Estate Fund

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT
AND SUB-ADVISORY AGREEMENT (Unaudited) (Continued)

5.	BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND

Based on the information presented, the Trustees did not consider any direct or indirect benefits that could be realized by Vert or DFA from their association with the Fund to be material factors.

CONCLUSION

No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement and the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of the above factors in their totality, the Trustees, all of whom are Independent Trustees, approved the continuation of the Advisory Agreement and the Sub-Advisory Agreement, each for an additional one-year term as being in the best interests of the Fund and its shareholders.

Vert Global Sustainable Real Estate Fund

NOTICE TO SHAREHOLDERS
at December 31, 2022 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-844-740-VERT or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the most recent 12-Month Period Ended June 30

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available no later than August 31 without charge, upon request, by 1-844-740-VERT.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT).  The Fund’s Part F of Form N-PORT is available on the SEC’s website at http://www.sec.gov.  Information included in the Fund’s Part F of Form N-PORT is also available, upon request, by calling 1-844-740-VERT.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more  accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-740-VERT to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Vert Global Sustainable Real Estate Fund

NOTICE OF PRIVACY POLICY & PRACTICES

Protecting the privacy of Fund shareholders is important to us.  The following is a description of the practices and policies through which we protect the privacy and security of your non-public personal information.

What Information We Collect

We collect and maintain information about you so that we can open and maintain your account in the Fund and provide various services to you.  We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with us or others.

The types of non-public personal information we collect and share can include:

•	social security number;

•	account balances;

•	account transactions;

•	transaction history;

•	wire transfer instructions; and

•	checking account information.

What Information We Disclose

We do not disclose any non-public personal information about shareholders or former shareholders of the Fund without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.

How We Protect Your Information

All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

If you have any questions or concerns regarding this notice or our Privacy Policy, please contact us at 844-740-VERT.

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Investment Advisor
Vert Asset Management, LLC
85 Liberty Ship Way, Suite 201
Sausalito, CA  94965

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(844) 740-VERT

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, PA  19103

Legal Counsel
Godfrey & Kahn S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI  53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

(b)	Not Applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports

Item 3. Audit Committee Financial Experts.

Not applicable for semi-annual reports

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject to the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Manager Directed Portfolios

By (Signature and Title)* /s/ Scott M. Ostrowski
  Scott M. Ostrowski, President/
       Principal Executive Officer

Date  3/17/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Scott M. Ostrowski
  Scott M. Ostrowski, President/
       Principal Executive Officer

Date  3/17/2023

By (Signature and Title)* /s/ Ryan Frank
  Ryan Frank, Treasurer/
       Principal Financial Officer

Date  3/17/2023

* Print the name and title of each signing officer under his or her signature.